OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	2014	2013
Deferred tax asset (see note 12)	260	421
Mark-to-market interest rate swaps valuation (see note 35)	12,603	46,827
Other long-term assets	55,579	7,000
	68,442	54,248